Equity and Stock-Based Compensation - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Equity [Abstract]
Quarterly dividends declared (in usd per share)	$ 0.5625
Preferred stock, shares outstanding (in shares)	1,223,000		1,223,000		1,038,000	994,000
Preferred stock, liquidation preference	$ 30,600,000		$ 30,600,000
Compensation expense related to stock-based awards granted	$ 115,000	$ 219,000	$ 224,000	$ 449,000	$ 708,000	$ 854,000